OTHER ASSETS	12 Months Ended
Jun. 30, 2018
OTHER ASSET [Abstract]
OTHER ASSETS

9.	OTHER ASSETS

	2018 US$000	2017 US$000

Restricted cash (security deposits and bonds)	1,102	446
Advance royalties [1]	2,462	2,073
Capitalised borrowing costs [2]	2,987	1,525
	6,551	4,044
Notes:

[1]
The Group’s coal leases require the payment of annual minimum advanced royalties prior to the commencement of mining operations and the payment of earned royalties once mining operations commence. The advance royalties paid became recoupable against any earned royalties due under the coal leases on a lease-by-lease basis once the Company determined to move forward with development.

[2]
Borrowing costs relate to the committed US$21.7 million Project Loan Facility (“PLF”) from Macquarie Bank Limited to develop the Poplar Grove Mine, which have been capitalised during fiscal 2017 and 2018. These costs will be offset against the related borrowing when drawn down. The first US$15 million tranche of the PLF was drawn down subsequent to the end of the 2018 financial year.